LOSS PER ORDINARY SHARE - Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Diluted
Loss (U.S. dollars in thousands)	$ 38,820	$ 45,544	$ 29,370
Adjustment for financial income of warrants			1,208
Loss used to determine diluted loss per share	$ 38,820	$ 45,544	$ 30,578
Weighted average number of ordinary shares outstanding during the period (in thousands)	231,204	176,579	128,514
Adjustment for warrants			295
Weighted average number of ordinary shares for diluted loss per share (in thousands)	231,204	176,579	128,809
Diluted loss per share (U.S. dollars)	$ 0.17	$ 0.26	$ 0.24